Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development shares outstanding - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Development Shares Outstanding Abstract
In issue as of Jan. 01	€ 48,808	€ 32	€ 32
Share for share exchange		24,651
Business combination		24,125
Stock compensation	69
Outstanding as of Dec. 31	48,877	48,808	32
In issue and outstanding as of Dec. 31	48,905	48,808	32
Treasury shares	€ 28